Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Total Revenue	$ 80,408	$ 62,242	$ 159,019	$ 123,211
Asia
Total Revenue	55,303	41,125	105,624	84,323
Europe
Total Revenue	10,780	9,643	21,245	17,030
United States
Total Revenue	$ 14,325	$ 11,474	$ 32,150	$ 21,858